PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits
Amounts recognized in the consolidated balance sheets consist of:
Other current liabilities	$ 0.0	$ 0.0
Pension Liability	(24.2)	(22.0)
Other noncurrent liabilities	0.0	0.0
Net amount recognized	(24.2)	(22.0)
Amounts recognized in accumulated other comprehensive income (loss) before taxes:
Net actuarial loss	49.0	49.2
Prior service (credit)	0.0	0.0
Net amount recognized	49.0	49.2
Other Benefits
Amounts recognized in the consolidated balance sheets consist of:
Other current liabilities	(0.3)	(0.3)
Pension Liability	0.0	0.0
Other noncurrent liabilities	(3.9)	(3.6)
Net amount recognized	(4.2)	(3.9)
Amounts recognized in accumulated other comprehensive income (loss) before taxes:
Net actuarial loss	1.5	1.1
Prior service (credit)	(1.4)	(1.5)
Net amount recognized	$ 0.1	$ (0.4)